Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2019
Derivative Financial Instruments
Schedule of Derivative Financial Instruments
	As At March 31
	2019	2018
	(in thousands)
Non-Current
Derivative liabilities – Held for trading
Interest rate cap	$620	$—
	$620	$—